Exhibit 99.7

Client Name:
Client Project Name:	HOMES 2025-AFC3
Start - End Dates:	1/23/2025 - 7/9/2025
Deal Loan Count:	269

Waived Conditions Summary

Review Scope	Category	Code	Description	Count
Credit	Terms/Guidelines	CRDTER3122	Loan documents do not meet guideline requirements	1
Credit	LTV/CLTV	CRDLTV5736	LTV Exceeds Guideline Requirement by less than 5%	1
Total				2

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